Annual Fund Operating Expenses - Bitcoin Strategy ProFund - Investor	Jul. 28, 2021
Operating Expenses:
Investment Advisory Fees	0.45%
Other Expenses	1.02%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.47%
Fee Waivers/Reimbursements	0.32%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.15%

[1]	“Other Expenses” are estimated. Other Expenses includes 0.31% of Interest Expense incurred in the course of implementing the Fund’s strategy.
[2]	ProFund Advisors LLC (“ProFund Advisors”) has contractually agreed to waive Investment Advisory Fees and to waive or reimburse Other Expenses, excluding Interest Expense, to theextent necessary to limit such fees and expenses to 0.84%through November 30, 2022. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.